Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of $23 and $9 at December 31, 2022 and 2021, respectively (amortized cost: 2022 $48,798; 2021 $49,378)	[1]	$ 42,489,000,000	$ 51,547,000,000
Debt Securities, at fair value under fair value option	[1]	2,173,000,000	1,711,000,000
Debt Securities, trading, at fair value	[1]	100,000,000	117,000,000
Equity securities, at fair value	[1]	393,000,000	279,000,000
Mortgage loans, net of allowance for credit losses of $95 and $94 at December 31, 2022 and 2021, respectively	[1]	10,967,000,000	11,482,000,000
Mortgage loans, at fair value under fair value option	[1]	582,000,000	0
Policy loans (including $3,419 and $3,467 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	[1]	4,377,000,000	4,475,000,000
Freestanding derivative instruments	[1]	1,270,000,000	1,417,000,000
Other invested assets	[1]	3,595,000,000	3,199,000,000
Total investments	[1]	65,946,000,000	74,227,000,000
Cash and cash equivalents	[1]	4,298,000,000	2,623,000,000
Accrued investment income	[1]	514,000,000	503,000,000
Deferred acquisition costs	[1]	12,923,000,000	13,525,000,000
Reinsurance recoverable, net of allowance for credit losses of $15 and $12 at December 31, 2022 and 2021, respectively	[1]	29,046,000,000	32,834,000,000
Reinsurance recoverable on market risk benefits, at fair value	[1]	221,000,000	383,000,000
Market risk benefit assets, at fair value	[1]	4,865,000,000	1,664,000,000
Deferred income taxes, net	[1]	320,000,000	1,716,000,000
Other assets	[1]	944,000,000	933,000,000
Separate account assets	[1]	195,906,000,000	248,949,000,000
Total assets	[1]	314,983,000,000	377,357,000,000
Liabilities
Reserves for future policy benefits and claims payable	[1]	12,318,000,000	15,190,000,000
Other contract holder funds	[1]	58,190,000,000	58,721,000,000
Market risk benefit liabilities, at fair value	[1]	5,662,000,000	8,033,000,000
Funds withheld payable under reinsurance treaties	[1]	22,957,000,000	29,007,000,000
Long-term debt	[1]	2,635,000,000	2,649,000,000
Repurchase agreements and securities lending payable	[1]	1,048,000,000	1,589,000,000
Collateral payable for derivative instruments	[1]	689,000,000	913,000,000
Freestanding derivative instruments	[1]	2,065,000,000	41,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option	[1]	1,732,000,000	1,404,000,000
Other liabilities	[1]	2,403,000,000	2,540,000,000
Separate account liabilities	[1]	195,906,000,000	248,949,000,000
Total liabilities	[1]	305,605,000,000	369,036,000,000
Commitments and contingencies	[1]
Equity
Common stock, (i) at December 31, 2022, common stock (formerly known as the Class A Common Stock at December 31, 2021) 1,000,000,000 shares authorized, $0.01 par value per share and 82,690,098 shares issued and outstanding (ii) at December 31, 2021, Class A Common Stock 900,000,000 shares authorized, $0.01 par value per share and 88,046,833 shares issued and outstanding and Class B Common Stock 100,000,000 shares authorized, $0.01 par value per share and 638,861 shares issued and outstanding (See Note 24)	[1]	1,000,000	1,000,000
Additional paid-in capital	[1]	6,063,000,000	6,051,000,000
Treasury stock, at cost; 11,784,813 and 5,778,649 shares at December 31, 2022 and 2021, respectively	[1]	(443,000,000)	(211,000,000)
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021	[1]	(3,378,000,000)	1,360,000,000
Retained earnings	[1]	6,403,000,000	440,000,000
Total shareholders' equity	[1]	8,646,000,000	7,641,000,000
Noncontrolling interests	[1]	732,000,000	680,000,000
Total equity	[1]	9,378,000,000	8,321,000,000
Total liabilities and equity	[1]	$ 314,983,000,000	$ 377,357,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.